Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [Abstract]
As part of non-current assets	$ 632
As part of non-current liabilities	(59,067)	(52,753)
Deferred tax asset (liability)	$ (58,435)	$ (52,753)	$ (200,250)